Investment Securities (Carrying Value of Nonmarketable Equity Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Nonmarketable equity securities | Measurement alternative
Investment Securities [Line Items]
Measurement alternative balance	¥ 381,928	¥ 310,570